LEASES - Lease Modifications (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	1 Months Ended					12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease Modifications
Net adjustment to right-of-use asset						$ 268,228	$ 1,676,313
Westlake Village Office Lease
Lease Modifications
Rent deferral period		4 months			4 months
Net adjustment to right-of-use asset			$ 30,712
Arbedo-Castione Land Lease
Lease Modifications
Net adjustment to right-of-use asset	$ 264,710			$ 237,516